Financial instruments - Hierarchy of assets (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair value of assets
Financial assets	£ 806,478	£ 781,992
Derivatives [Member]
Fair value of assets
Financial assets	109,342	106,139
Financial assets (Other)
Fair value of assets
Financial assets	38,896	46,145
At fair value
Fair value of assets
Financial assets	201,879	202,880
At fair value | Trading loans
Fair value of assets
Financial assets	41,364	34,203
At fair value | Trading securities
Fair value of assets
Financial assets	24,240	24,955
At fair value | Derivatives [Member]
Fair value of assets
Financial assets	109,342	106,139
At fair value | Other loans
Fair value of assets
Financial assets	341	566
At fair value | Other securities
Fair value of assets
Financial assets	26,592	37,017
At fair value | Level 1
Fair value of assets
Financial assets	£ 38,911	£ 48,443
As % of Total Fair Value Assets	19.00%	24.00%
At fair value | Level 1 | Trading securities
Fair value of assets
Financial assets	£ 20,032	£ 19,563
At fair value | Level 1 | Other securities
Fair value of assets
Financial assets	18,879	28,880
At fair value | Level 2
Fair value of assets
Financial assets	£ 160,909	£ 152,385
As % of Total Fair Value Assets	80.00%	75.00%
At fair value | Level 2 | Trading loans
Fair value of assets
Financial assets	£ 40,722	£ 33,482
At fair value | Level 2 | Trading securities
Fair value of assets
Financial assets	4,206	5,371
At fair value | Level 2 | Derivatives [Member]
Fair value of assets
Financial assets	108,349	105,222
At fair value | Level 2 | Other loans
Fair value of assets
Financial assets	111	359
At fair value | Level 2 | Other securities
Fair value of assets
Financial assets	7,521	7,951
At fair value | Level 3
Fair value of assets
Financial assets	£ 2,059	£ 2,052	£ 1,994	£ 1,723
As % of Total Fair Value Assets	1.00%	1.00%
At fair value | Level 3 | Trading loans
Fair value of assets
Financial assets	£ 642	£ 721
At fair value | Level 3 | Trading securities
Fair value of assets
Financial assets	2	21
At fair value | Level 3 | Derivatives [Member]
Fair value of assets
Financial assets	993	917
At fair value | Level 3 | Other loans
Fair value of assets
Financial assets	230	207
At fair value | Level 3 | Other securities
Fair value of assets
Financial assets	£ 192	£ 186